Document And Entity Information - USD ($) $ in Millions	Dec. 31, 2021	Feb. 25, 2022	Jun. 30, 2021
Document Information [Line Items]
Entity Registrant Name	HMN FINANCIAL, INC
Document, Type	10-K
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document, Annual Report	true
Document, Period End Date	Dec. 31, 2021
Document, Transition Report	false
Entity, File Number	0-24100
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	41-1777397
Entity, Address, Address Line One	1016 Civic Center Drive Northwest
Entity, Address, Postal Zip Code	55901
Entity, Address, City or Town	Rochester
Entity, Address, State or Province	MN
City Area Code	507
Local Phone Number	535-1200
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	HMNF
Security Exchange Name	NASDAQ
Entity, Well-known Seasoned Issuer	No
Entity, Voluntary Filers	No
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Filer Category	Non-accelerated Filer
Entity, Small Business	true
Entity, Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity, Shell Company	false
Entity, Public Float			$ 78.6
Entity, Common Stock Shares, Outstanding		4,569,950
Auditor Firm ID	655
Amendment Flag	false
Entity Central Index Key	0000921183
Auditor Name	CliftonLarsonAllen LLP
Auditor Location	Minneapolis, Minnesota